Segment Reporting (Schedule Of Operating Information, Segment) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenues		$ 804,085	$ 721,169	$ 725,647	$ 675,531	$ 661,391	$ 641,986	$ 652,145	$ 619,974	$ 2,926,432	[1]	$ 2,575,496	[1]	$ 2,331,594	[1]
Income/(loss) before income taxes										269,536		142,582		141,567
Global Wealth Management [Member]
Segment Reporting Information [Line Items]
Net revenues	[1]									1,822,218		1,563,410		1,377,313
Income/(loss) before income taxes										626,906		430,318		382,126
Institutional Group [Member]
Segment Reporting Information [Line Items]
Net revenues	[1]									1,110,768		1,014,164		975,594
Income/(loss) before income taxes										217,981		164,143		141,042
Other [Member]
Segment Reporting Information [Line Items]
Net revenues	[1]									(6,554)		(2,078)		(21,313)
Income/(loss) before income taxes										$ (575,351)		$ (451,879)		$ (381,601)

[1]	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2017, 2016, and 2015.